REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2%
	AEROSPACE & DEFENSE — 1.6%
796,000	L3 Technologies, Inc.	3.9500	05/28/24	$ 787,237
500,000	Raytheon Technologies Corporation	3.7000	12/15/23	498,709
				1,285,946
	ASSET MANAGEMENT — 0.6%
500,000	Charles Schwab Corporation (The)	3.5500	02/01/24	496,776

	AUTOMOTIVE — 3.0%
500,000	Daimler Finance North America, LLC(a)	3.6500	02/22/24	496,529
400,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	399,879
525,000	Ford Motor Credit Company, LLC	3.8100	01/09/24	522,541
1,000,000	Volkswagen Group of America Finance, LLC(a)	4.2500	11/13/23	999,411
				2,418,360
	BANKING — 10.0%
829,000	Bank of Ireland Group plc(a)	4.5000	11/25/23	827,505
404,000	Bank of Montreal(b)	0.4500	12/29/23	398,808
500,000	Bank of Montreal	3.3000	02/05/24	496,398
250,000	BNP Paribas S.A.(a)	4.3750	09/28/25	239,431
700,000	BPCE S.A.(a)	4.5000	03/15/25	675,406
500,000	Canadian Imperial Bank of Commerce	3.8500	02/16/24	494,101
500,000	Citibank NA	3.6500	01/23/24	497,359
100,000	Cooperatieve Rabobank UA	4.6250	12/01/23	99,823
1,168,000	Credit Agricole S.A.(a)	4.3750	03/17/25	1,129,236
100,000	Fifth Third Bancorp	4.3000	01/16/24	99,519
850,000	Fifth Third Bancorp	3.6500	01/25/24	843,969
950,000	Societe Generale S.A.(a)	4.2500	04/14/25	910,165
1,000,000	Svenska Handelsbanken A.B.	3.9000	11/20/23	998,853
420,000	Toronto-Dominion Bank (The)	2.6500	06/12/24	411,536
				8,122,109
	BIOTECH & PHARMA — 0.7%
200,000	AbbVie, Inc.	3.7500	11/14/23	199,832
355,000	Bayer US Finance II, LLC(a)	3.8750	12/15/23	354,034
				553,866

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2% (Continued)
	CONTAINERS & PACKAGING — 0.5%
400,000	Ball Corporation		4.0000	11/15/23	$ 399,445

	ELECTRIC UTILITIES — 4.1%
560,000	American Electric Power Company, Inc.		0.7500	11/01/23	560,000
350,000	Electricite de France S.A.(a)		3.6250	10/13/25	336,431
700,000	Enel Finance International N.V.(a)		2.6500	09/10/24	679,044
500,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	482,784
1,300,000	Public Service Enterprise Group, Inc.		0.8410	11/08/23	1,298,836
					3,357,095
	ENTERTAINMENT CONTENT — 1.2%
1,000,000	Walt Disney Company (The) B		7.7500	01/20/24	1,003,474

	FOOD — 1.6%
150,000	Cargill, Inc.(a)		0.4000	02/02/24	147,962
950,000	Danone S.A.(a)		2.5890	11/02/23	950,000
250,000	Mondelez International, Inc. B		2.1250	03/17/24	246,429
					1,344,391
	GAS & WATER UTILITIES — 1.2%
1,000,000	Korea Gas Corporation(a)		3.8750	02/12/24	993,912

	HEALTH CARE FACILITIES & SERVICES — 2.3%
434,000	Cigna Corporation		0.6130	03/15/24	425,457
500,000	CVS Health Corporation		4.0000	12/05/23	498,981
500,000	Laboratory Corp of America Holdings		4.0000	11/01/23	500,000
500,000	Laboratory Corp of America Holdings		3.2500	09/01/24	488,857
					1,913,295
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
500,000	Bank of New York Mellon Corporation (The)		3.6500	02/04/24	496,836
500,000	Goldman Sachs Group, Inc. (The)		1.2170	12/06/23	497,709
500,000	Morgan Stanley MTN(c)	SOFRRATE + 0.455%	5.7660	01/25/24	499,932
					1,494,477
	INSURANCE — 1.2%
500,000	American International Group, Inc.		4.1250	02/15/24	496,899

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2% (Continued)
	INSURANCE — 1.2% (Continued)
500,000	Pacific Life Insurance Company(a)		7.9000	12/30/23	$ 500,727
					997,626
	LEISURE FACILITIES & SERVICES — 0.6%
500,000	Marriott International, Inc.		4.1500	12/01/23	499,270

	MEDICAL EQUIPMENT & DEVICES — 1.1%
300,000	Baxter International, Inc.		0.8680	12/01/23	298,764
600,000	Becton Dickinson and Company		3.7340	12/15/24	585,390
					884,154
	OIL & GAS PRODUCERS — 1.2%
1,000,000	Phillips 66		0.9000	02/15/24	984,662

	REAL ESTATE INVESTMENT TRUSTS — 2.8%
1,000,000	American Tower Corporation		0.6000	01/15/24	988,682
750,000	Crown Castle International Corporation		3.2000	09/01/24	732,490
375,000	Office Properties Income Trust		4.2500	05/15/24	351,298
200,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.6250	05/01/24	198,769
					2,271,239
	RETAIL - CONSUMER STAPLES — 0.6%
500,000	Walgreens Boots Alliance, Inc.		0.9500	11/17/23	498,849

	SPECIALTY FINANCE — 3.3%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.8750	01/16/24	498,459
1,500,000	American Express Company		3.4000	02/22/24	1,488,139
750,000	Capital One Financial Corporation(c)	SOFRRATE + 0.690%	1.3430	12/06/24	742,465
					2,729,063
	TECHNOLOGY SERVICES — 0.7%
600,000	International Business Machines Corporation		3.6250	02/12/24	596,417

	TELECOMMUNICATIONS — 1.8%
980,000	British Telecommunications plc		4.5000	12/04/23	978,439
500,000	T-Mobile USA, Inc.		3.5000	04/15/25	483,042
					1,461,481

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2% (Continued)
	TRANSPORTATION EQUIPMENT — 0.3%
250,000	Daimler Trucks Finance North America, LLC(a)			1.1250	12/14/23	$ 248,642

	TOTAL CORPORATE BONDS (Cost $34,910,157)					34,554,549

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.7%
	U.S. TREASURY BILLS — 53.7%
41,000,000	United States Treasury Bill(d)			–	11/02/23	40,994,001
1,600,000	United States Treasury Bill(d)			–	01/11/24	1,583,307
1,000,000	United States Treasury Note			2.2500	03/31/24	986,973
500,000	United States Treasury Note			2.5000	04/30/24	492,649
						44,056,930
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $44,074,062)					44,056,930

Contracts(e)
	INDEX OPTIONS PURCHASED - 0.8%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%
50	S&P 500 INDEX	IB	01/19/2024	$ 4,500	$ 22,500,000	$ 97,250
25	S&P 500 INDEX	IB	12/15/2023	4,600	11,500,000	4,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $480,317)					101,750

	PUT OPTIONS PURCHASED - 0.7%
10	S&P 500 INDEX	IB	11/17/2023	$ 4,400	$ 4,400,400	$ 211,850
10	S&P 500 INDEX	IB	11/17/2023	4,500	4,500,000	309,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $162,928)					521,150

	TOTAL INDEX OPTIONS PURCHASED (Cost - $643,245)					622,900

	TOTAL INVESTMENTS - 96.7% (Cost $79,627,464)					$ 79,234,379
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.3%					2,693,202
	NET ASSETS - 100.0%					$ 81,927,581

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker/Counterparty	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
200	CME E-Mini Standard & Poor's 500 Index Future	IB	12/15/2023	$ 42,122,500	$ (2,942,500)
TOTAL FUTURES CONTRACTS

A/S	- Anonim Sirketi
IB	- Interactive Broker
LLC	- Limited Liability Company
Lp	- Limited Partnership
N.V.	- Naamioze Vennootschap
Plc	- Public Limited Company
S&P	- Standard & Poor's
S.A.	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total market value of 144A securities is $10,169,988 or 12.4% of net assets.
(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Zero coupon bond.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.